UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2005

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-753-6315
Signature, Place, and date of signing:

	James P. Record	Boston, MA	July 26, 2005

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	$136,771,000


List of Other Included Managers:

	No.	13F File Number	Name



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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMTVOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN  SOLE    SHARED    NONE
ACUSPHERE INC      COM             00511R870          729     152866       SOLE         0             152866
AFFORDABLE RES     COM             008273104         4565     341949       SOLE         0             341949
ALCATEL            ADR             013904305         1930     176930       SOLE         0             176930
ALLIANCE DATA SYS  COM             018581108         8112     199988       SOLE         0             199988
ARADIGM CORP       COM             038505103          240     226007       SOLE         0             226007
BIOENVISION        COM             09059N100          973     133681       SOLE         0             133681
BLACKBAUD          COM             09227Q100         5911     437852       SOLE         0             437852
CONOR MEDSYS       COM             208264101         1840     119856       SOLE         0             119856
COTT CORP QUE      COM             22163N106         5943     272237       SOLE         0             272237
CUTERA             COM             232109108         3473     200190       SOLE         0             200190
DIGITAS INC        COM             25388K104         7671     672277       SOLE         0             672277
DYNAVAX TECH       COM             268158102         4829    1006135       SOLE         0            1006135
E PIPHANY INC      COM             26881V100         1190     342078       SOLE         0             342078
EPICOR SOFTWARE    COM             29426L108          227      17162       SOLE         0              17162
IAC / INTERACTIVE  COM             44919P102         2687     111858       SOLE         0             111858
INTERMIX MEDIA     COM             45881X106          542      64750       SOLE         0              64750
MITTAL STEEL       COM             60684P101        16841     709413       SOLE         0             709413
PEOPLESUPPORT      COM             712714302          186      20363       SOLE         0              20363
PHARMION           COM             71715B409         1084      46719       SOLE         0              46719
PREMCOR            COM             74045Q104        58799     792655       SOLE         0             792655
PROTEIN DESIGN     COM             74369L103         1105      54654       SOLE         0              54654
RIGEL PHARM        COM             766559603         7769     390000       SOLE         0             390000
SUN MICROSYS       COM             866810104          125      33555       SOLE         0              33555